Retirement Plans, Plan Asset Allocations (Details) - Defined Benefit Pension Plans [Member] - USD ($) $ in Millions	Sep. 28, 2024	Sep. 30, 2023
Retirement Plans [Abstract]
Actual plan asset allocation	100.00%	100.00%
Equity Securities and Equity-Like Instruments [Member]
Retirement Plans [Abstract]
Actual plan asset allocation	35.00%	41.00%
Company Common Stock [Member]
Retirement Plans [Abstract]
Company stock held in plan assets	$ 15
Debt Securities and Debt-Like [Member]
Retirement Plans [Abstract]
Actual plan asset allocation	56.00%	49.00%
International Insurance Policies [Member]
Retirement Plans [Abstract]
Actual plan asset allocation	6.00%	7.00%
Other [Member]
Retirement Plans [Abstract]
Actual plan asset allocation	3.00%	3.00%